Registration No. 033-83750
                                                      Registration No. 811-08754
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 23                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 48                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 45
                                      of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                           -------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                              PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                            Washington, D.C. 20007
                           -------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On [date], pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 23 ("PEA") to the Form N-4 Registration Statement No. 033-83750 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account 45 is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA also adds a Form of Participation Agreement as Exhibit 8(b) under Item 24(b). The PEA does not amend or delete the currently effective Accumulator Prospectus or Statement of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of Post Effective Amendment Nos. 21 and 22 to the Form N-4 Registration Statement (File No. 033-83750), filed with the Commission on April 25, 2001 and on August 9, 2001, respectively, are incorporated by reference.)

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED JANUARY 14, 2002, TO THE MAY 1, 2001 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:


   Accumulator
   Accumulator Plus
   Accumulator Select
   Accumulator Elite
   Accumulator Advisor
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.


1.  NEW VARIABLE INVESTMENT OPTIONS:

The following is added to the Prospectuses under "Fee table":

A. We anticipate making available the variable investment options described below on or about January 14, 2002, subject to state availability.



---------------------------------------------------------------------------------------------------------
                                               FEE TABLE INFORMATION:
                                         ANNUAL EXPENSES (AS A PERCENTAGE OF
       PORTFOLIO NAME                AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
---------------------------------------------------------------------------------------------------------
                               MANAGEMENT                          OTHER
                              FEE (AFTER                        EXPENSES        NET TOTAL
                                EXPENSE                      (AFTER EXPENSE      ANNUAL
                            LIMITATION)(1)    12B-1 FEE(2)   LIMITATION)(3)   EXPENSES(4)
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST PORTFOLIOS:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond       0.53%            0.25%           0.06%            0.84%
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian            0.75%            0.25%           0.20%            1.20%
International
---------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core            0.44%            0.25%           0.11%            0.80%
Bond
---------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap            0.71%            0.25%           0.14%            1.10%
Value
---------------------------------------------------------------------------------------------------------
EQ/Putnam International        0.78%            0.25%           0.22%            1.25%
Equity
---------------------------------------------------------------------------------------------------------
EQ/Putnam Investors            0.60%            0.25%           0.10%            0.95%
Growth
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Premier VIP Core           0.32%            0.25%           0.38%            0.95%
Bond
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
       PORTFOLIO NAME                     OTHER PORTFOLIO INFORMATION
---------------------------------------------------------------------------------------------------------
                                       OBJECTIVE              INVESTMENT ADVISER(5)
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST PORTFOLIOS:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond   High current income            Alliance Capital
                           consistent with preservation   Management, L.P.
                           of capital
---------------------------------------------------------------------------------------------------------
EQ/Capital Guardian        Long-term growth of capital    Capital Guardian Trust
International              by investing primarily in      Company
                           non-United States equity
                           securities
---------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core        High total return consistent   J.P. Morgan Investment
Bond                       with moderate risk of          Management, Inc.
                           capital and maintenance of
                           liquidity
---------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap        Capital appreciation           Lazard Asset Management
Value
---------------------------------------------------------------------------------------------------------
EQ/Putnam International    Capital appreciation           Putnam Investment
Equity                                                    Management, LLC
---------------------------------------------------------------------------------------------------------
EQ/Putnam Investors        Long-term growth of capital    Putnam Investment
Growth                     and any increased income       Management, LLC
                           that results from this
                           growth
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Premier VIP Core       To seek a balance of a high    BlackRock Advisors, Inc.
Bond                       current income and capital     Pacific Investment
                           appreciation, consistent       Management Company, LLC
                           with a prudent level of risk   (PIMCO)
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                            FEE TABLE INFORMATION:
                                      ANNUAL EXPENSES (AS A PERCENTAGE OF
      PORTFOLIO NAME              AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
---------------------------------------------------------------------------------------------------------
                            MANAGEMENT                          OTHER
                           FEE (AFTER                        EXPENSES        NET TOTAL
                             EXPENSE                      (AFTER EXPENSE      ANNUAL
                         LIMITATION)(1)    12B-1 FEE(2)   LIMITATION)(3)   EXPENSES(4)
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST: (CONTINUED)
---------------------------------------------------------------------------------------------------------
AXA Premier VIP Health      1.20%            0.25%           0.40%            1.85%
Care
---------------------------------------------------------------------------------------------------------
AXA Premier VIP             1.03%            0.25%           0.52%            1.80%
International Equity
---------------------------------------------------------------------------------------------------------
AXA Premier VIP Large       0.70%            0.25%           0.40%            1.35%
Cap Core Equity
---------------------------------------------------------------------------------------------------------
AXA Premier VIP Large       0.70%            0.25%           0.40%            1.35%
Cap Growth
---------------------------------------------------------------------------------------------------------
AXA Premier VIP Large       0.70%            0.25%           0.40%            1.35%
Cap Value
---------------------------------------------------------------------------------------------------------
AXA Premier VIP             0.95%            0.25%           0.40%            1.60%
Small/Mid Cap Growth
---------------------------------------------------------------------------------------------------------
AXA Premier VIP             0.95%            0.25%           0.40%            1.60%
Small/Mid Cap Value
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
      PORTFOLIO NAME                  OTHER PORTFOLIO INFORMATION
---------------------------------------------------------------------------------------------------------
                                    OBJECTIVE             INVESTMENT ADVISER(5)
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST: (CONTINUED)
---------------------------------------------------------------------------------------------------------
AXA Premier VIP Health  Long-term growth of capital   A I M Capital Management,
Care                                                  Inc.
                                                      Dresdner RCM Global
                                                      Investors, LLC
                                                      Wellington Management
                                                      Company, LLP
---------------------------------------------------------------------------------------------------------
AXA Premier VIP         Long-term growth of capital   Alliance Capital
International Equity                                  Management, L.P., through
                                                      its Bernstein Investment
                                                      Research and Management
                                                      Unit
                                                      Bank of Ireland Asset
                                                      Management (U.S.) Limited
                                                      Oppenheimer Funds, Inc.
---------------------------------------------------------------------------------------------------------
AXA Premier VIP Large   Long-term growth of capital   Alliance Capital
Cap Core Equity                                       Management, L.P., through
                                                      its Bernstein Investment
                                                      Research and Management
                                                      Unit
                                                      Janus Capital Corporation
                                                      Thornburg Investment
                                                      Management, Inc.
---------------------------------------------------------------------------------------------------------
AXA Premier VIP Large   Long-term growth of capital   Alliance Capital
Cap Growth                                            Management, L.P.
                                                      Dresdner RCM Global
                                                      Investors, LLC
                                                      TCW Investment
                                                      Management Company
---------------------------------------------------------------------------------------------------------
AXA Premier VIP Large   Long-term growth of capital   Alliance Capital
Cap Value                                             Management, L.P.
                                                      MFS Investment
                                                      Management
                                                      Institutional Capital
                                                      Corporation
---------------------------------------------------------------------------------------------------------
AXA Premier VIP         Long-term growth of capital   Alliance Capital
Small/Mid Cap Growth                                  Management, L.P.
                                                      MFS Investment
                                                      Management
                                                      RS Investment Management,
                                                      L.P.
---------------------------------------------------------------------------------------------------------
AXA Premier VIP         Long-term growth of capital   AXA Rosenberg Investment
Small/Mid Cap Value                                   Management, LLC
                                                      The Boston Company Asset
                                                      Management, LLC
                                                      TCW Investment
                                                      Management Company
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                       FEE TABLE INFORMATION:
                                 ANNUAL EXPENSES (AS A PERCENTAGE OF
   PORTFOLIO NAME            AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
---------------------------------------------------------------------------------------------------------
                       MANAGEMENT                        OTHER
                      FEE (AFTER                        EXPENSES       NET TOTAL
                       EXPENSE                      (AFTER EXPENSE      ANNUAL
                    LIMITATION)(1)    12B-1 FEE(2)   LIMITATION)(3)   EXPENSES(4)
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST: (CONTINUED)
---------------------------------------------------------------------------------------------------------
AXA Premier VIP         1.20%            0.25%           0.40%            1.85%
Technology
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
   PORTFOLIO NAME               OTHER PORTFOLIO INFORMATION
---------------------------------------------------------------------------------------------------------
                               OBJECTIVE            INVESTMENT ADVISER(5)
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST: (CONTINUED)
---------------------------------------------------------------------------------------------------------
AXA Premier VIP    Long-term growth of capital   Alliance Capital
Technology                                       Management, L.P
                                                 Dresdner RCM Global
                                                 Investors, LLC
                                                 Firsthand Capital
                                                 Management, Inc.
---------------------------------------------------------------------------------------------------------

(1) The investment results you achieve in each of these variable investment options will depend on the investment performance of the corresponding Portfolio of the Trusts that shares the same name as that option. The adviser(s) shown is the adviser(s) who makes the investment decisions for the Portfolio.
(2) The management fee for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (5) for any expense limitation agreement information.
(3) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee can be increased in accordance with the terms of the Rule 12b-1 Plan and the Investment Company Act of 1940. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital for the Portfolios of AXA Premier VIP Trust was invested on December 31, 2001, "Other Expenses" shown for these Portfolios are estimated. See footnote (5) for any expense limitation agreement information.
(4) Equitable Life, the Trusts' manager, has entered into expense limitation agreements with respect to certain Portfolios which are effective from May 1, 2001 (or the date initial seed capital was invested, if later) to April 30, 2002 for portfolios available through EQ Advisors Trust and to April 30, 2003 for portfolios available under AXA Premier VIP Trust. Under these agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such Portfolio has reached sufficient size to permit such reimbursement to be made and provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. For more information, see the prospectuses for each Trust. The following chart indicates management fees and other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.



------------------------------------------------------------------------------------------------------------------------------
                                          MANAGEMENT FEE (BEFORE ANY FEE WAIVERS     OTHER EXPENSES (BEFORE ANY FEE WAIVERS
             PORTFOLIO NAME                   AND/OR EXPENSE REIMBURSEMENTS)            AND/OR EXPENSE REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                0.53%                                     0.06%
------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International       0.85%                                     0.20%
------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                0.45%                                     0.11%
------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value               0.75%                                     0.14%
------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity          0.85%                                     0.22%
------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth              0.65%                                     0.10%
------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               0.60%                                     0.38%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care             1.20%                                     0.40%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity    1.05%                                     0.52%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity   0.90%                                     0.40%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth        0.90%                                     0.40%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value         0.90%                                     0.40%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth    1.10%                                     0.40%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value     1.10%                                     0.40%
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology              1.20%                                     0.40%
------------------------------------------------------------------------------------------------------------------------------

B. Examples with respect to the new variable investment options:

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates. (1) The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.006 per $1,000. Please note that the charges that would apply under your contract may be lower if: (i) your contract does not have an annual administrative charge; (ii) the current charges under your contract are lower than the maximum charges used in the examples below; or (iii) your contract either does not have a surrender charge, has a lesser percentage surrender charge, or has a shorter surrender charge period than is used in the examples. The examples assume continuation of Net Total Annual Expenses (after expense limitation) shown for each Portfolio of each Trust in the table above for the entire one, three, five and ten year periods included in the examples.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



----------------------------------------------------------------------------------------------
                                        IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH
                                               PERIOD SHOWN, THE EXPENSES WOULD BE:
                                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                $ 109.92     $ 171.22     $ 206.09     $ 346.60
----------------------------------------------------------------------------------------------
EQ/Capital Guardian International       $ 113.85     $ 182.41     $ 225.27     $ 381.49
----------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                $ 109.48     $ 169.97     $ 203.94     $ 342.64
----------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value               $ 112.76     $ 179.31     $ 219.97     $ 371.93
----------------------------------------------------------------------------------------------
EQ/Putnam International Equity          $ 114.40     $ 183.96     $ 227.91     $ 386.23
----------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth              $ 111.12     $ 174.65     $ 211.98     $ 357.40
----------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 111.12     $ 174.65     $ 211.98     $ 357.40
----------------------------------------------------------------------------------------------
AXA Premier VIP Health Care             $ 120.95     $ 202.41     $ 259.15     $ 441.28
----------------------------------------------------------------------------------------------
AXA Premier VIP International Equity    $ 120.40     $ 200.88     $ 256.58     $ 436.82
----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity   $ 115.49     $ 187.05     $ 233.17     $ 395.65
----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth        $ 115.49     $ 187.05     $ 233.17     $ 395.65
----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value         $ 115.49     $ 187.05     $ 233.17     $ 395.65
----------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth    $ 118.22     $ 194.75     $ 246.23     $ 418.76
----------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value     $ 118.22     $ 194.75     $ 246.23     $ 418.76
----------------------------------------------------------------------------------------------
AXA Premier VIP Technology              $ 120.95     $ 202.41     $ 259.15     $ 441.28
----------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------
                                        IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF
                                           EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                           1 YEAR     3 YEARS     5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                $ 29.92     $  94.34   $ 162.70     $ 346.60
----------------------------------------------------------------------------------------------
EQ/Capital Guardian International       $ 33.85     $ 105.51   $ 181.01     $ 381.49
----------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                $ 29.48     $  93.09   $ 160.64     $ 342.64
----------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value               $ 32.76     $ 102.41   $ 175.95     $ 371.93
----------------------------------------------------------------------------------------------
EQ/Putnam International Equity          $ 34.40     $ 107.05   $ 183.53     $ 386.23
----------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth              $ 31.12     $  97.76   $ 168.32     $ 357.40
----------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond               $ 31.12     $  97.76   $ 168.32     $ 357.40
----------------------------------------------------------------------------------------------
AXA Premier VIP Health Care             $ 40.95     $ 125.46   $ 213.37     $ 441.28
----------------------------------------------------------------------------------------------
AXA Premier VIP International Equity    $ 40.40     $ 123.94   $ 210.91     $ 436.82
----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity   $ 35.49     $ 110.14   $ 188.56     $ 395.65
----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth        $ 35.49     $ 110.14   $ 188.56     $ 395.65
----------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value         $ 35.49     $ 110.14   $ 188.56     $ 395.65
----------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth    $ 38.22     $ 117.82   $ 201.03     $ 418.76
----------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value     $ 38.22     $ 117.82   $ 201.03     $ 418.76
----------------------------------------------------------------------------------------------
AXA Premier VIP Technology              $ 40.95     $ 125.46   $ 213.37     $ 441.28
----------------------------------------------------------------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000 or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money."


2. NEW TRUST

The nine new AXA Premier VIP Portfolios are part of the AXA Premier VIP Trust. Accordingly, the following changes are made to each prospectus:

A. A new section is added to each prospectus following "About EQ Advisors Trust" as follows:

"About AXA Premier VIP Trust

AXA Premier VIP Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. The Trust issues different shares relating to each Portfolio. Equitable Life serves as the investment manager of the Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trust and is responsible for retaining or discontinuing the services of those advisers. AXA Premier VIP Trust commenced operations on December 31, 2001. The Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on the Trust's shares are reinvested in full. The Board of Trustees of the Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about the Trust, its Portfolio investment objectives, policy restrictions, risks, expenses, the Rule 12b-1 Plan relating to its Class IB/B shares, and other aspects of its operations appear in its prospectus attached at the end of this Supplement, or in its SAI which is available upon request."

B. The discussion in the section "About your voting rights" in each prospectus is amended to apply to AXA Premier VIP Trust in addition to EQ Advisors Trust.


3. APPLICABLE TO ACCUMULATOR, ACCUMULATOR PLUS, ACCUMULATOR SELECT, ACCUMULATOR ELITE ONLY:

All references to the 5% crediting rate with respect to the benefit base for the 5% roll up to age 80 guaranteed minimum death benefit and the guaranteed minimum income benefit are changed to 3% with respect to the EQ/Alliance Quality Bond and AXA Premier VIP Core Bond options.

4. TAX CHANGES

The information below under "Source of Contributions" and "Limitations on Contributions" is added to the charts appearing under "Contract Features and Benefits" in the prospectuses for contract types indicated below. We will apply these contribution limits regardless of any lower limit in your contract.




------------------------------------------------------------------------------------------------------------------------------
CONTRACT TYPE:              SOURCE OF CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
ROLLOVER IRA, FLEXIBLE      o Rollovers of after-tax funds
PREMIUM IRA, ROLLOVER IRA     from traditional IRAs, 403(b)
OR FLEXIBLE PREMIUM IRA       plans and qualified plans.
WITH ASSURED PAYMENT          (Consult your tax advisor
OPTION OR APO PLUS            regarding recordkeeping
                              requirements for rollovers of
                              after-tax contributions from
                              403(b) plans and qualified
                              plans.)
                            o Eligible rollover distributions
                              from governmental EDC
                              plans.
                            o For calendar year 2002,
                              additional "catch-up"
                              contributions.
------------------------------------------------------------------------------------------------------------------------------
ROTH CONVERSION IRA         o For the calendar year 2002,
FLEXIBLE PREMIUM ROTH IRA     additional regular
                              "catch-up" contributions.
------------------------------------------------------------------------------------------------------------------------------
ROLLOVER TSA                o Beginning in 2002, eligible
                              rollover distributions of
                              pre-tax funds from other
                              403(b) plans, qualified plans,
                              governmental EDC plans and
                              traditional IRAs.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
CONTRACT TYPE:              LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
ROLLOVER IRA, FLEXIBLE      o Additional "catch-up" contributions totalling up to $500 can be made
PREMIUM IRA, ROLLOVER IRA     where the owner is at least age 50 but under age 70 1/2 at any time during
OR FLEXIBLE PREMIUM IRA       2002, for the calendar year 2002. Consult your tax advisor for more
WITH ASSURED PAYMENT          information on catch-up contributions.
OPTION OR APO PLUS          o Total regular contributions may not exceed $2,000 per year for contributions for the calendar year 2001 and $3,000 per year thereafter.
------------------------------------------------------------------------------------------------------------------------------
ROTH CONVERSION IRA         o Additional "catch-up" contributions totalling up to $500 can be made
FLEXIBLE PREMIUM ROTH IRA     where the owner is at least age 50 at any time during 2002, for the calendar year 2002. Consult your tax advisor for more information on catch-up contributions.
                            o Total regular contributions may not exceed $2,000 per year for contributions for the calendar year 2001 and $3,000 per year thereafter.
------------------------------------------------------------------------------------------------------------------------------
ROLLOVER TSA
------------------------------------------------------------------------------------------------------------------------------

                                    PART C

                               OTHER INFORMATION

This Part C is amended solely for the purpose of adding Exhibit No. 8.(b) and filing such exhibits herewith. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment No. 21 to the Registration Statement.

Item 24. Financial Statements and Exhibits.

         (b) Exhibits.

         The following exhibit is filed herewith:

         8.(b) Form of Participation Agreement.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 5th day of December, 2001.




                                        SEPARATE ACCOUNT No. 45 OF
                                        THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                                    (Registrant)

                                        By: The Equitable Life Assurance
                                        Society of the United States
                                                    (Depositor)


                                        By: /s/ Robin Wagner
                                           ---------------------
                                        Robin Wagner
                                        Vice President and Counsel
                                        The Equitable Life
                                        Assurance Society of the United
                                        States

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 5th day of December, 2001.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                               ---------------------
                                           Robin Wagner
                                           Vice President and Counsel
                                           The Equitable Life Assurance Society
                                             of the United States


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Christopher M. Condron                    Director, Chairman of the Board and
                                           Chief Executive Officer

*Edward D. Miller                          Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller





*DIRECTORS:

 Bruce W. Calvert         Jean-Rene Fourtou          George T. Lowy
 Francoise Colloc'h       Norman C. Francis          Edward D. Miller
 Christopher M. Condron   Donald J. Greene           Didier Pineau-Valencienne
 Henri de Castries        John T. Hartley            George J. Sella, Jr.
 Claus-Michael Dill       John H.F. Haskell, Jr.     Peter J. Tobin
 Joseph L. Dionne         Mary R. (Nina) Henderson   Stanley B. Tulin
 Denis Duverne            W. Edwin Jarmain



*By: /s/ Robin Wagner
   ------------------------
        Robin Wagner
        Attorney-in-Fact



December 5, 2001

                                 EXHIBIT INDEX


EXHIBIT NO.                                                TAG VALUE
-----------                                                ---------

8(b)                  Form of Participation Agreement      EX-99.8b